PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2025
Property And Equipment
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Total

Cost
Balance, January 1, 2024	$34,164	$171,633	$32,614	$238,411
Additions	-	-	-	-
Impairments	-	-	-	-
Translation differences	2,448	13,788	2,621	18,857
Balance, December 31, 2024	36,612	185,421	35,235	257,268
Additions	1,300	-	-	1,300
Disposals	-	-	-	-
Translation differences	2,313	12,564	2,388	17,265
Balance, September 30, 2025	$40,225	$197,985	$37,623	$275,833

Accumulated depreciation
Balance as of January 1, 2024	$28,321	$170,073	$30,492	$228,886
Depreciation	3,204	1,582	584	5,370
Translation differences	2,299	13,766	2,488	18,553
Balance, December 31, 2024	33,824	185,421	33,564	252,809
Depreciation	2,223	-	465	2,688
Translation differences	2,183	12,564	2,302	17,049
Balance, September 30, 2025	$38,230	$197,985	$36,331	$272,546

Net book value
At December 31, 2024	$2,788	$-	$1,671	$4,459
At September 30, 2025	$1,995	$-	$1,292	$3,287

During the nine months ended September 30, 2025, depreciation of $1,244 (2024 - $891) related to computer and equipment is included in cost of revenue.